Goodwill and Other Intangible Assets (Details) - USD ($)	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 12, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Future estimated amortization expense on specifically identifiable intangibles
Goodwill	$ 11,288,000	$ 11,288,000		$ 11,288,000
Other intangible assets	3,136,000	0
Amortization of Intangible Assets	$ 23,000	$ 110,000	$ 123,000
Retail segment impairment
Future estimated amortization expense on specifically identifiable intangibles
Goodwill				11,288,000
Other intangible assets				2,760,000
Internet segment impairment
Future estimated amortization expense on specifically identifiable intangibles
Other intangible assets				403,000
Predecessor
Future estimated amortization expense on specifically identifiable intangibles
Goodwill						$ 113,290,000	$ 152,568,000
Other intangible assets					$ 924,000
Amortization of Intangible Assets			$ 123,000	$ 630,000	$ 496,000	$ 664,000